Borrowings, Summary (Details) $ in Thousands		6 Months Ended
	Nov. 04, 2022	Dec. 31, 2022 USD ($) Subsidary	Jun. 30, 2022 USD ($)
Borrowings [Abstract]
Outstanding balance		$ 111,979	$ 108,287
Mining Hardware Finance [Member]
Borrowings [Abstract]
Number of subsidiaries entered into separate limited recourse equipment finance and security agreements | Subsidary		3
Hash rate	3.6
Mining Hardware Finance [Member] | IE CA 2 Holdings Ltd. [Member]
Borrowings [Abstract]
Outstanding balance		$ 0	1,914
Mining Hardware Finance [Member] | IE CA 3 Holdings Ltd. [Member]
Borrowings [Abstract]
Outstanding balance		34,296	36,300
Mining Hardware Finance [Member] | IE CA 4 Holdings Ltd. [Member]
Borrowings [Abstract]
Outstanding balance		$ 76,294	$ 71,195
Lease Liabilities [Member] | Prince George, British Columbia, Canada [Member]
Borrowings [Abstract]
Lease term		30 years